UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-09221

            The Community Reinvestment Act Qualified Investment Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                1830 Main Street
                                    Suite 204
                                Weston, FL  33326
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                        CITCO Mutual Fund Services, Inc.
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-272-1977

Date of fiscal year end:     5/31/2006

Date of reporting period:   11/30/2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SEMI-ANNUAL REPORT

The Semi-Annual Report to Shareholders for the period ended November 30, 2005 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, (the "1940 Act") (17 CFR 270.30e-1) is filed herewith.

Investment Advisor:                                       [LOGO]
      CRAFund Advisors, Inc.
      1830 Main Street, Suite 204
      Weston, FL 33326                         THE COMMUNITY REINVESTMENT ACT
                                                    QUALIFIED INVESTMENT
Administrator and Transfer Agent:                          FUND

      Citco Mutual Fund Services, Inc.
      P.O. Box C-1100
      Southeastern, PA 19398-1100

Legal Counsel:
      Drinker Biddle & Reath LLP
      18th and Cherry Streets
      Philadelphia, PA 19103-6996

Independent Auditors:
      Grant Thornton LLP                             SEMI-ANNUAL REPORT
      60 Broad Street
      New York, NY 10004

Custodian:                                           November 30, 2005
      Wachovia Bank
      1339 Chestnut Street
      Philadelphia, PA 19101-7618

Board of Trustees
      John E. Taylor, Chairman of the
        Board of Trustees
      Burton Emmer, Trustee
      Heinz Riehl, Trustee
      Irvin M. Henderson, Trustee
      Robert O. Lehrman, Trustee

This report is intended for the
Fund's shareholders. It may not be
distributed to prospective investors
unless it is preceded by or
accompanied by the Fund's prospectus.
An investor should read the
prospectus carefully before investing
or sending money. A prospectus may be
obtained by calling the Fund at
1-877-272-1977.

TABLE OF CONTENTS
================================================================================

Chairman's Letter ...........................................................  1

Fund Profile ................................................................  2

Expenses ....................................................................  3

Schedule of Investments .....................................................  4

Statement of Assets and Liabilities ......................................... 22

Statement of Operations ..................................................... 23

Statement of Changes in Net Assets .......................................... 24

Financial Highlights ........................................................ 25

Notes to Financial Statements ............................................... 26

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================

Dear Shareholder:

We are pleased to present the Semi-Annual Report to Shareholders of The Community Reinvestment Act Qualified Investment Fund for the six-month period ended November 30, 2005.

Assets continued to grow to the Fund's highest levels since its inception:
$652,977,449 as of November 30, 2005. We believe the positive effects of the Fund's investments assist low- and moderate-income families throughout the nation. As of November 30, 2005, investments in the Fund helped finance 110,000 affordable rental housing units; 3,100 mortgages for low- and moderate income families; $24.3 million in affordable healthcare facilities; $105.9 million in economic development programs including brownfield redevelopment, childcare services and neighborhood revitalization programs; $46 million in job creation and job training programs; and $179.9 million toward statewide home ownership and down payment assistance programs throughout the U.S.

We believe the positive effects of the Fund's investments, along with the Fund's disciplined investment and research approach, contributed to our depository shareholders continuation of a 100% success rate earning positive consideration for the Community Reinvestment Act investment test.

Management's Discussion of Fund Performance

For the six-month period ended November 30, 2005, the Fund delivered total returns of (0.70)%*. For the same period, the Lehman Brothers Aggregate Bond Index had a return of (0.48)%.

For the six-month period ended November 30, 2005, the yield curve experienced an upward parallel shift. The Federal Reserve increased the Federal Funds rate by 1.00% to 4.00% and the 10-year Treasury rose from 3.98% to 4.48%. Within the bond market, mortgage backed securities were the leading performing sector during this time frame.

We welcome the opportunity to continue to serve you and to expand the positive impact of community development investing.

                                          Sincerely,

                                          /s/ David K. Downes

                                          David K. Downes
                                          CRAFund Advisors

* Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total returns shown. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This shareholder report may contain certain forward-looking statements concerning the Fund that may affect the performance of the Fund in the future. These statements are based on Fund management's predictions and expectations concerning future events, such as changes in the levels of interest rates. Fund management believes these forward-looking statements to be reasonable, although they are inherently uncertain. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                                                    FUND PROFILE
                                                   November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                Top Ten Holdings*
                                (% of Net Assets)

GNMA Pool 2005-59 B, 4.816%, 10/16/2029                                    3.72%
Asset Management Fund Shares Ultra
   Short Portfolio                                                         2.42%
Virginia Housing Development Authority,
   5.50%, 06/25/2034                                                       1.89%
FNMA Pool 826613, 6.00%, 07/01/2035                                        1.84%
GNMA Pool 2005-87 A, 4.449%, 05/16/2025                                    1.45%
Texas Department of Housing &
   Community Affairs, 7.01%, 09/01/2026                                    1.38%
Community Reinvestment Revenue Notes,
   5.50%, 04/25/2035                                                       1.32%
FNMA Pool 385815, 4.77%, 01/01/2013                                        1.13%
Maryland Community Development
   Administration, 3.95%, 05/15/2036                                       1.06%
GNMA Pool 629305, 6.15%, 08/15/2009                                        1.06%
                                                                          ------
                                                                          17.27%
                                                                          ======
*Excluding short term investments.

                                Asset Allocation
                                (% of Net Assets)

FGLMC Single Family                                                      11.50%
FHA Project Loan                                                          1.43%
FNMA Multi Family                                                        17.66%
FNMA Single Family                                                       11.67%
GNMA Multi Family                                                        15.21%
GNMA Single Family                                                        0.05%
HUD                                                                       0.02%
SBA                                                                       2.17%
Municipal Bonds                                                          32.81%
Miscellaneous Investments                                                 3.81%
Short Term Investments                                                    4.71%
Liabilities in Excess of other Assets                                    (1.04)%
                                                                        -------
                                                                        100.00%
                                                                        =======
--------------------------------------------------------------------------------

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                                                        EXPENSES
                                                   November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees; and indirect costs, including management fees and distribution (12b-1) fees; and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period of June 1, 2005, through November 30, 2005.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

                                                                                       Expenses Paid
                                                                                       During Period*
                                                Beginning            Ending             June 1, 2005
                                              Account Value       Account Value            Through
                                               June 1, 2005     November 30, 2005     November 30, 2005
                                               ------------     -----------------     -----------------
Actual                                           $1,000.00          $  993.00               $4.65
Hypothetical (5% return before expenses)         $1,000.00          $1,020.40               $4.71

* Expenses are equal to the Fund's annualized expense ratio of 0.93 %, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of (0.70) % for the six-month period of June 1, 2005 through November 30, 2005.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                                         SCHEDULE OF INVESTMENTS
                                                   November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                 Principal
                                                   Amount             Value
                                                   ------             -----
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 59.71%

FGLMC Single Family - 11.50%
   Pool A15504, 5.00%, 10/01/2033              $      967,135    $      933,555
   Pool A19041, 5.00%, 02/01/2034                     866,925           835,746
   Pool A20319, 5.00%, 03/01/2034                   1,225,201         1,181,137
   Pool A23251, 5.00%, 05/01/2034                     851,366           820,747
   Pool A30453, 5.00%, 12/01/2034                     914,436           881,549
   Pool A33164, 5.00%, 01/01/2035                     982,740           947,396
   Pool A34544, 5.00%, 04/01/2035                   3,185,240         3,064,147
   Pool A38831, 5.00%, 04/01/2035                   1,725,000         1,659,421
   Pool A45069, 5.00%, 05/01/2035                   2,170,538         2,120,329
   Pool A45529, 5.00%, 06/01/2035                   3,932,380         3,782,882
   Pool A46125, 5.00%, 07/01/2035                   4,151,989         3,994,143
   Pool A46739, 5.00%, 08/01/2035                   1,270,050         1,221,766
   Pool A47419, 5.00%, 10/01/2035                   1,341,576         1,290,573
   Pool A47548, 5.00%, 11/01/2035                   2,185,020         2,101,952
   Pool B31700, 5.00%, 07/01/2035                     773,709           744,295
   Pool A15506, 5.50%, 10/01/2033                   1,772,415         1,752,159
   Pool A16092, 5.50%, 11/01/2033                   1,414,362         1,398,199
   Pool A16466, 5.50%, 11/01/2033                   1,384,899         1,369,072
   Pool A17987, 5.50%, 01/01/2034                   1,590,483         1,570,333
   Pool A18418, 5.50%, 01/01/2034                   1,444,281         1,425,983
   Pool A19042, 5.50%, 02/01/2034                   1,288,099         1,271,780
   Pool A19043, 5.50%, 02/01/2034                   2,213,039         2,185,002
   Pool A23250, 5.50%, 05/01/2034                   1,187,612         1,172,566
   Pool A26091, 5.50%, 08/01/2034                   3,736,739         3,689,398
   Pool A28167, 5.50%, 10/01/2034                   1,633,638         1,612,941
   Pool A30452, 5.50%, 12/01/2034                   1,716,581         1,694,833
   Pool A33163, 5.50%, 01/01/2035                   1,637,292         1,615,185
   Pool A34530, 5.50%, 04/01/2035                   1,396,460         1,377,605
   Pool A37281, 5.50%, 08/01/2035                     699,478           690,034
   Pool A37325, 5.50%, 08/01/2035                   1,122,943         1,107,781
   Pool A38484, 5.50%, 10/01/2035                   1,479,689         1,459,711
   Pool A45404, 5.50%, 06/01/2035                   1,459,651         1,439,942
   Pool A46469, 5.50%, 07/01/2035                   1,025,087         1,011,247
   Pool A46750, 5.50%, 08/01/2035                   1,657,450         1,635,071

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                 Principal
                                                   Amount             Value
                                                   ------             -----
   Pool A47421, 5.50%, 10/01/2035              $    1,559,719    $    1,538,660
   Pool A47557, 5.50%, 11/01/2035                   1,247,199         1,230,359
   Pool C72447, 5.50%, 10/01/2032                     812,008           802,966
   Pool C72677, 5.50%, 11/01/2032                     862,131           852,531
   Pool C74225, 5.50%, 11/01/2032                     739,683           731,447
   Pool C75088, 5.50%, 12/01/2032                     680,407           672,831
   Pool C79010, 5.50%, 04/01/2033                   1,341,530         1,326,199
   Pool C79063, 5.50%, 04/01/2033                     879,601           869,549
   Pool TBA, 5.50%, 12/15/2032                      1,486,450         1,465,548
   Pool A15513, 6.00%, 10/01/2033                     332,063           334,597
   Pool A26090, 6.00%, 08/01/2034                     823,860           830,237
   Pool B31165, 6.00%, 12/01/2031                     415,748           419,487
   Pool C61762, 6.00%, 12/01/2031                     194,127           195,872
   Pool C70994, 6.00%, 09/01/2032                     639,928           645,194
   Pool C72004, 6.00%, 09/01/2032                     419,714           423,167
   Pool C74224, 6.00%, 11/01/2032                     379,173           382,294
   Pool C74648, 6.00%, 11/01/2032                     516,974           521,228
   Pool C74651, 6.00%, 11/01/2032                      68,290            68,852
   Pool C75089, 6.00%, 12/01/2032                     453,340           457,071
   Pool C76059, 6.00%, 01/01/2033                     693,916           699,626
   Pool C77393, 6.00%, 02/01/2033                     494,988           498,765
   Pool TBA, 6.00%, 12/15/2032                        486,300           489,796
   Pool B31166, 6.50%, 12/01/2031                     348,777           357,553
   Pool C38992, 6.50%, 12/01/2029                     385,393           395,925
   Pool C50755, 6.50%, 03/01/2031                     169,077           173,331
   Pool C54246, 6.50%, 07/01/2031                      83,825            85,934
   Pool C58863, 6.50%, 09/01/2031                      85,913            88,124
   Pool C59148, 6.50%, 10/01/2031                     216,679           222,130
   Pool C61764, 6.50%, 12/01/2031                     185,790           190,465
   Pool C63392, 6.50%, 01/01/2032                     183,451           188,014
   Pool C64625, 6.50%, 02/01/2032                     532,389           545,631
   Pool C65420, 6.50%, 03/01/2032                     251,786           258,049
   Pool C66762, 6.50%, 05/01/2032                     140,658           144,157
   Pool C66763, 6.50%, 05/01/2032                     731,395           749,587

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                 Principal
                                                   Amount             Value
                                                   ------             -----

   Pool C66830, 6.50%, 05/01/2032              $      249,665    $      255,874
   Pool C68518, 6.50%, 06/01/2032                     416,520           426,881
   Pool C72446, 6.50%, 08/01/2032                     373,865           383,164
   Pool C41299, 7.50%, 08/01/2030                      98,783           103,869
                                                                 --------------
                                                                     75,083,444
                                                                 --------------
FHA Project Loan - 1.43%
FHA Project Loan
   034-35271, 6.95%, 11/01/2025 (c)                   425,917           437,715
   034-35272, 6.95%, 11/01/2025 (c)                   422,122           433,815
   WM 2002-1, 7.43%, 08/01/2019 (c)                 1,762,987         1,766,337
   031-43178, 8.40%, 05/01/2030 (c)                 4,710,014         4,921,964
Reilly
   130, 7.43%, 08/25/2021 (c)                       1,780,489         1,780,489
                                                                 --------------
                                                                      9,340,320
                                                                 --------------
FNMA Multi Family - 17.66%
   Pool 386380, 4.21%, 07/01/2013                     484,027           459,796
   Pool 386418, 4.35%, 08/01/2013                   2,419,836         2,317,097
   Pool 386925, 4.36%, 04/01/2014                   2,631,385         2,512,252
   Pool 387459, 4.48%, 06/01/2011                   1,128,362         1,105,944
   Pool 386084, 4.56%, 01/01/2012                     125,369           122,952
   Pool 386219, 4.60%, 06/01/2013                   2,899,669         2,818,707
   Pool 386947, 4.62%, 11/01/2014                   2,959,253         2,867,839
   Pool 386602, 4.66%, 10/01/2013                   2,919,961         2,845,902
   Pool 386432, 4.75%, 08/01/2013                   1,139,094         1,114,698
   Pool 387425, 4.76%, 06/01/2015                   5,967,646         5,829,567
   Pool 385815, 4.77%, 01/01/2013                   7,481,818         7,358,331
   Pool 386862, 4.78%, 05/01/2014                   1,959,023         1,919,127
   Pool 387286, 4.78%, 03/01/2015                   4,564,089         4,466,025
   Pool 387240, 4.79%, 03/01/2013                   1,685,286         1,658,258
   Pool 387159, 4.83%, 12/01/2014                   1,169,986         1,149,017
   Pool 387284, 4.84%, 03/01/2015                     991,102           971,496
   Pool 387273, 4.89%, 02/01/2015                   1,287,076         1,266,275
   Pool 387277, 4.89%, 02/01/2015                   1,386,082         1,363,680
   Pool 386968, 4.92%, 05/01/2014                   5,602,990         5,540,192
   Pool 386582, 4.93%, 10/01/2012                   1,480,149         1,464,560

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                 Principal
                                                   Amount             Value
                                                   ------             -----
   Pool 387202, 4.98%, 12/01/2014              $    6,362,226    $    6,311,939
   Pool 387560, 4.98%, 09/01/2015 (c)               3,453,659         3,407,380
   Pool 387109, 5.02%, 09/01/2014                   1,974,778         1,962,647
   Pool 387517, 5.02%, 08/01/2020 (c)               1,993,905         1,935,882
   Pool 386980, 5.04%, 06/01/2014                   1,276,969         1,271,209
   Pool 385986, 5.06%, 03/01/2021                   1,472,907         1,424,103
   Pool 386106, 5.10%, 10/01/2018                     262,440           251,961
   Pool 387433, 5.11%, 06/01/2023                     994,982           970,569
   Pool 387289, 5.12%, 07/01/2029                   3,694,923         3,599,321
   Pool 386104, 5.185%, 04/01/2021                    384,529           373,067
   Pool 387215, 5.19%, 01/01/2023                     773,275           749,954
   Pool 387216, 5.19%, 01/01/2023                     603,621           583,068
   Pool 387438, 5.19%, 06/01/2020                     497,477           491,659
   Pool 387446, 5.22%, 06/01/2020                   4,003,844         3,974,905
   Pool 385993, 5.23%, 04/01/2021                     969,881           945,107
   Pool 386892, 5.23%, 04/01/2022                     568,098           561,550
   Pool 387452, 5.25%, 06/01/2035                   1,990,228         1,949,818
   Pool 387349, 5.31%, 04/01/2020                   2,283,761         2,288,961
   Pool 387312, 5.33%, 04/01/2035                   2,979,294         2,927,883
   Pool 387399, 5.46%, 08/01/2020                     300,340           305,382
   Pool 387158, 5.48%, 11/01/2022                   3,034,053         3,064,248
   Pool 386730, 5.56%, 01/01/2022                   3,327,859         3,331,153
   Pool 386969, 5.70%, 05/01/2009 (c)                 566,367           568,859
   Pool 387708, 5.70%, 11/01/2015 (c)                 766,400           792,304
   Pool 386991, 5.86%, 06/01/2022                     246,602           255,144
   Pool 386464, 5.88%, 08/01/2021                   2,835,824         2,937,761
   Pool 387005, 5.95%, 06/01/2022                     745,969           779,363
   Pool 387046, 6.11%, 10/01/2022                     650,097           680,551
   Pool 385327, 6.16%, 08/01/2017                     482,748           498,347
   Pool 384215, 6.20%, 09/01/2016                   1,142,776         1,149,890
   Pool 380556, 6.315%, 08/01/2011                  1,813,855         1,897,238
   Pool 383486, 6.33%, 04/01/2019                     618,577           653,744
   Pool 384990, 6.57%, 04/01/2020                     192,995           204,849
   Pool 384201, 6.58%, 11/01/2026                     800,556           876,783
   Pool 380240, 6.59%, 05/01/2016                   1,038,042         1,047,050
   Pool 384719, 6.59%, 02/01/2017                   1,448,582         1,578,208
   Pool 383604, 6.645%, 05/01/2016                    664,092           714,423
   Pool 383145, 6.85%, 02/01/2019                   2,039,601         2,223,818

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                 Principal
                                                   Amount             Value
                                                   ------             -----
   Pool 385051, 6.89%, 05/01/2020              $    2,326,066    $    2,565,337
   Pool 385052, 6.89%, 05/01/2020                     743,258           819,822
   Pool 386046, 7.22%, 04/01/2021                   2,833,746         3,212,246
                                                                 --------------
                                                                    115,289,218
                                                                 --------------
FNMA Single Family - 11.67%
   Pool 670266, 5.00%, 01/01/2018                     574,716           567,588
   Pool 702422, 5.00%, 06/01/2033                     429,659           414,860
   Pool 755547, 5.00%, 10/01/2033                   1,440,903         1,391,275
   Pool 776854, 5.00%, 11/01/2034                   1,031,991           995,169
   Pool 779566, 5.00%, 05/01/2034                   1,746,552         1,684,233
   Pool 783885, 5.00%, 12/01/2034                   1,163,748         1,122,224
   Pool 786518, 5.00%, 05/01/2034                   1,190,411         1,147,936
   Pool 808194, 5.00%, 03/01/2035                   1,354,420         1,303,352
   Pool 809308, 5.00%, 01/01/2035                   1,401,914         1,351,892
   Pool 820333, 5.00%, 09/01/2035                   1,669,671         1,606,716
   Pool 829353, 5.00%, 10/01/2035                   1,381,185         1,329,108
   Pool 832752, 5.00%, 08/01/2035                   1,268,810         1,220,969
   Pool 674879, 5.50%, 01/01/2033                     213,728           211,097
   Pool 677877, 5.50%, 11/01/2032                     363,537           359,062
   Pool 696281, 5.50%, 02/01/2033                     200,606           198,137
   Pool 720036, 5.50%, 07/01/2033                     701,310           692,416
   Pool 776709, 5.50%, 05/01/2034                     883,581           871,277
   Pool 779567, 5.50%, 05/01/2034                     746,342           735,948
   Pool 783867, 5.50%, 09/01/2034                   1,388,702         1,369,363
   Pool 783869, 5.50%, 11/01/2034                   3,153,057         3,109,148
   Pool 783891, 5.50%, 12/01/2034                   4,306,214         4,246,246
   Pool 783927, 5.50%, 10/01/2034                   3,079,091         3,036,211
   Pool 796896, 5.50%, 10/01/2034                   2,407,674         2,374,144
   Pool 808195, 5.50%, 02/01/2035                   1,029,856         1,015,514
   Pool 808202, 5.50%, 01/01/2035                   2,923,551         2,882,838
   Pool 808212, 5.50%, 02/01/2035                   1,473,711         1,453,188
   Pool 809305, 5.50%, 01/01/2035                   1,048,999         1,034,390
   Pool 809306, 5.50%, 01/01/2035                     940,559           927,461
   Pool 809307, 5.50%, 01/01/2035                   2,623,094         2,586,565
   Pool 809309, 5.50%, 01/01/2035                   2,864,547         2,824,656
   Pool 814622, 5.50%, 02/01/2035                   3,823,354         3,766,952

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                 Principal
                                                   Amount             Value
                                                   ------             -----
   Pool 815003, 5.50%, 03/01/2035              $    1,929,651    $    1,901,185
   Pool 833181, 5.50%, 09/01/2035                   1,023,771         1,008,669
   Pool 614014, 6.00%, 11/01/2031                     296,525           298,695
   Pool 614022, 6.00%, 11/01/2031                      92,571            93,249
   Pool 624093, 6.00%, 02/01/2032                     352,588           355,168
   Pool 624108, 6.00%, 03/01/2032                     449,597           452,619
   Pool 783736, 6.00%, 07/01/2034                   1,207,532         1,214,966
   Pool 783866, 6.00%, 09/01/2034                   2,766,925         2,783,958
   Pool 783870, 6.00%, 11/01/2034                   1,050,369         1,056,835
   Pool 783925, 6.00%, 10/01/2034                   1,013,422         1,019,661
   Pool 786519, 6.00%, 07/01/2034                   2,207,555         2,221,145
   Pool 794353, 6.00%, 08/01/2034                   1,234,484         1,242,083
   Pool 796897, 6.00%, 09/01/2034                     991,765           997,870
   Pool 809310, 6.00%, 01/01/2035                   1,104,316         1,111,114
   Pool 826613, 6.00%, 07/01/2035                  11,953,370        12,027,301
   Pool 601826, 6.50%, 09/01/2031                      92,216            94,583
   Pool 624109, 6.50%, 03/01/2032                     275,334           282,337
   Pool 641885, 6.50%, 03/01/2032                     183,955           188,634
                                                                 --------------
                                                                     76,180,007
                                                                 --------------
GNMA Multi Family - 15.21%
   Pool 2004-103 A, 3.878%, 12/16/2019                576,309           562,669
   Pool 2005-79 A, 3.998%, 04/16/2030               3,695,198         3,587,420
   Pool 2005-59 A, 4.388%, 05/16/2023               4,036,848         3,971,823
   Pool 2005-87 A, 4.449%, 05/16/2025 (c)           9,609,000         9,445,647
   Pool 2005-10 C, 4.667%, 08/16/2029               1,000,000           967,337
   Pool 2005-34 B, 4.739%, 05/16/2021               5,800,000         5,691,163
   Pool 2005-59 B, 4.816%, 10/16/2029              24,700,000        24,263,847
   Pool 2005-79 C, 4.952%, 11/16/2045               1,000,000           981,513
   Pool 631787, 4.99%, 06/15/2006                   5,390,000         5,244,643
   Pool 2005-87 B, 5.116%, 02/16/2028 (c)           2,007,300         2,001,077
   Pool 626425, 5.17%, 06/15/2009                   3,150,000         3,105,824
   Pool 634273, 5.25%, 12/15/2045                   2,667,500         2,644,098
   Pool 634275, 5.25%, 12/15/2025                   1,130,800         1,120,880
   Pool 610153, 5.45%, 07/15/2033                     114,447           114,858
   Pool 636349, 5.45%, 10/15/2007                   2,350,000         2,362,086

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                 Principal
                                                   Amount             Value
                                                   ------             -----
   Pool 642165, 5.47%, 10/15/2035 (c)          $    1,827,219    $    1,873,996
   Pool 593486, 5.545%, 12/15/2045                  3,557,000         3,590,350
   Pool 593488, 5.545%, 12/15/2028                  1,529,200         1,543,538
   Pool 629317, 5.55%, 04/15/2007                   4,400,000         4,446,244
   Pool TBA, 5.55%, 10/01/2035 (c)                  1,229,600         1,271,160
   Pool 618940, 5.60%, 09/15/2033                     752,638           750,623
   Pool 629835, 5.65%, 05/15/2034                     526,250           539,004
   Pool 638907, 5.875%, 01/15/2007                  1,362,100         1,407,452
   Pool 593482, 6.00%, 06/15/2045                     851,400           882,620
   Pool 593484, 6.00%, 06/15/2025                     514,100           532,952
   Pool 637911, 6.00%, 07/01/2035                     460,432           484,432
   Pool 645747, 6.00%, 09/15/2032                     667,672           702,201
   Pool 629305, 6.15%, 08/15/2009                   6,582,600         6,898,492
   Pool 572704, 6.35%, 01/15/2032                     819,436           855,684
   Pool 536576, 6.75%, 09/15/2036                   1,596,702         1,706,333
   Pool 544414, 6.82%, 04/15/2042                     676,047           734,897
   Pool 583872, 7.00%, 05/15/2032                     829,455           904,656
   Pool 586120, 7.00%, 09/15/2032                     778,593           852,767
   Pool 591458, 7.00%, 07/15/2031                     746,917           815,950
   Pool 569132, 7.07%, 01/15/2035                     648,794           697,777
   Pool 583902, 7.25%, 07/15/2030                     455,241           495,422
   Pool 591450, 7.50%, 07/15/2032                     927,155         1,012,740
   Pool 465598, 7.745%, 10/15/2035                    270,849           289,952
                                                                 --------------
                                                                     99,354,127
                                                                 --------------
GNMA Single Family - 0.05%
   Pool 582048, 6.50%, 01/15/2032                     170,772           177,439
   Pool 530199, 7.00%, 03/20/2031                      66,397            69,396
   Pool 547302, 7.50%, 02/20/2031                      85,314            89,736
                                                                 --------------
                                                                        336,571
                                                                 --------------
HUD - 0.02%
Housing Urban Development
   Series 97-A, 7.13%, 08/01/2017                     140,000           144,029
                                                                 --------------

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                 Principal
                                                   Amount             Value
                                                   ------             -----
SBA - 2.17%
Small Business Association
   Pool TBA, 0.00%, 10/25/2030 (b)(c)          $    3,043,664    $    3,043,664
   Pool 507190, 3.50%, 03/25/2030 (b)               2,748,559         2,726,446
   Pool 507253, 3.50%, 05/02/2030 (b)               4,190,498         4,156,832
   Pool 507417, 4.10%, 09/25/2030 (b)               4,249,130         4,231,951
                                                                 --------------
                                                                     14,158,893
                                                                 --------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $396,658,824)   $  389,886,609
                                                                 --------------

MUNICIPAL BONDS - 32.81%

Arizona - 0.11%
Phoenix Industrial Development Authority
   5.04%, 10/20/2016                                  750,000           731,047
                                                                 --------------
Arkansas - 0.10%
Arkansas Development Finance Authority
   3.45%, 10/01/2007                                  660,000           644,932
                                                                 --------------
California - 2.23%
California Housing Finance Agency
   4.08%, 08/01/2036 (b)                              250,000           250,000
California Rural Home Mortgage Finance Authority
   6.15%, 12/01/2029                                3,800,000         3,946,300
California Statewide Communities
  Development Authority
   4.50%, 01/01/2006                                   30,000            29,991
Los Angeles Community Redevelopment Agency
   4.08%, 12/01/2038 (b)                              250,000           250,000
   5.83%, 12/01/2017                                3,200,000         3,338,624
   5.90%, 09/01/2035                                1,635,000         1,630,275
Napa Community Redevelopment Agency
   5.60%, 09/01/2018                                  500,000           509,375
Sacramento County Housing Authority
   7.65%, 09/01/2015                                  890,000           952,460
San Diego Redevelopment Agency
   3.00%, 09/01/2006                                  185,000           182,773
   3.50%, 09/01/2007                                  185,000           180,963

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                 Principal
                                                   Amount             Value
                                                   ------             -----
   4.00%, 09/01/2008                           $      195,000    $      190,540
   4.30%, 09/01/2009                                  200,000           194,868
   6.25%, 09/01/2013                                1,240,000         1,329,305
San Mateo Redevelopment Agency
   4.25%, 08/01/2012                                  395,000           377,948
   4.375%, 08/01/2013                                 405,000           386,309
   4.50%, 08/01/2014 to 08/01/2015                    870,000           829,382
                                                                 --------------
                                                                     14,579,113
                                                                 --------------
Colorado - 0.27%
Colorado Housing & Finance Authority
   5.22%, 05/01/2036                                1,500,000         1,485,210
   7.125%, 10/01/2012                                 290,000           300,507
                                                                 --------------
                                                                      1,785,717
                                                                 --------------
Connecticut - 1.10%
Connecticut Housing Finance Authority
   2.56%, 11/15/2033 (b)                              500,000           500,000
   3.44%, 11/15/2008                                  110,000           106,228
   3.49%, 11/15/2007                                  455,000           445,040
   3.77%, 11/15/2009                                  100,000            96,580
   3.88%, 11/15/2008                                  465,000           454,617
   3.96%, 11/15/2010                                  100,000            96,681
   4.16%, 11/15/2011                                   50,000            48,436
   4.34%, 11/15/2012                                  560,000           542,674
   4.46%, 11/15/2009                                  475,000           469,751
   4.54%, 11/15/2010                                  475,000           468,991
   4.61%, 11/15/2011                                  510,000           503,212
   4.71%, 11/15/2013                                  540,000           531,905
   5.34%, 11/15/2018                                  161,000           165,624
   5.85%, 11/15/2022                                2,570,000         2,656,994
Connecticut State Health & Educational
  Facility Authority
   6.125%, 07/01/2018                                  90,000            90,221
                                                                 --------------
                                                                      7,176,954
                                                                 --------------
Delaware - 0.10%
Delaware State Housing Authority
   4.00%, 07/01/2020                                  630,000           629,981
                                                                 --------------

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                 Principal
                                                   Amount             Value
                                                   ------             -----
Florida - 1.56%
Florida Housing Finance Corp.
   6.85%, 04/01/2021                           $      355,000    $      378,899
   7.875%, 07/01/2015                                 490,000           521,497
Miami Beach
   4.67%, 12/01/2011                                3,000,000         2,927,370
Miami-Dade County Housing Finance Authority
   3.80%, 09/01/2012                                  200,000           194,094
   4.00%, 06/01/2016                                1,560,000         1,466,774
   4.625%, 11/01/2014                                 300,000           295,305
   6.60%, 08/01/2016                                  440,000           460,385
   7.15%, 01/01/2019                                  285,000           309,103
Miami-Dade County Industrial Development
  Authority
   3.00%, 05/01/2028 (b)                            3,120,000         3,120,000
Palm Beach County Housing Finance
  Authority Housing Revenue
   4.50%, 12/01/2015                                  500,000           497,800
                                                                 --------------
                                                                     10,171,227
                                                                 --------------
Georgia - 0.32%
Fulton County Housing Authority
   6.30%, 10/15/2014                                  565,000           582,334
Georgia St Housing & Finance Authority
   4.55%, 06/01/2020                                  975,000           981,552
   4.875%, 12/01/2024                                 500,000           504,510
                                                                 --------------
                                                                      2,068,396
                                                                 --------------
Idaho - 0.01%
Idaho Housing & Finance Association
   1.60%, 07/01/2006                                  100,000            98,486
                                                                 --------------
Illinois - 1.61%
Illinois Housing Development Authority
   1.45%, 08/01/2006                                  390,000           382,719
   1.75%, 08/01/2007                                  455,000           436,463
   1.86%, 05/01/2027 (b)                              500,000           500,000

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                 Principal
                                                   Amount             Value
                                                   ------             -----
   3.03%, 08/01/2035 (b)                       $      750,000    $      750,000
   4.55%, 12/01/2009                                2,575,000         2,576,493
   5.08%, 01/01/2013                                  460,000           458,634
   5.11%, 07/01/2013                                  465,000           463,540
   5.16%, 01/01/2015 to 07/01/2015                  1,050,000         1,047,652
   5.50%, 12/01/2014                                2,000,000         2,029,400
   6.21%, 06/01/2026                                1,320,000         1,386,528
   7.82%, 06/01/2022                                  160,000           163,058
Upper Illinois River Valley Development
  Authority
   7.85%, 02/01/2007                                  300,000           305,334
                                                                 --------------
                                                                     10,499,821
                                                                 --------------
Indiana - 0.78%
City of Elkhart
   6.60%, 05/20/2014                                  465,000           495,792
Indiana Housing Finance Authority
   2.20%, 07/01/2007                                  330,000           320,054
   2.30%, 07/01/2035                                  440,000           439,851
   7.34%, 07/01/2030                                3,570,000         3,819,971
                                                                 --------------
                                                                      5,075,668
                                                                 --------------
Iowa - 0.13%
Iowa Finance Authority
   6.55%, 12/01/2015                                  805,000           848,889
                                                                 --------------
Kentucky - 0.83%
Kentucky Housing Corp.
   4.66%, 01/01/2013                                  875,000           858,961
   4.69%, 07/01/2013                                1,180,000         1,157,132
   4.73%, 01/01/2014                                1,185,000         1,161,608
   4.74%, 07/01/2014                                  885,000           866,672
   4.78%, 01/01/2015                                1,125,000         1,101,465
   5.45%, 07/01/2021                                  100,000           103,164
   5.75%, 01/01/2012                                  150,000           154,563
                                                                 --------------
                                                                      5,403,565
                                                                 --------------

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                 Principal
                                                   Amount             Value
                                                   ------             -----
Louisiana - 0.03%
Louisiana Housing Finance Agency
   5.04%, 06/01/2033                           $      200,000    $      196,206
                                                                 --------------
Maryland - 1.21%
Maryland Community Development Administration
  Department of Housing & Community Development
   3.05%, 09/01/2035 (b)                            1,000,000         1,000,000
   3.95%, 05/15/2036 (b)                            6,900,000         6,900,000
                                                                 --------------
                                                                      7,900,000
                                                                 --------------
Massachusetts - 0.91%
Massachusetts Development Finance Agency
   4.85%, 09/01/2013                                   25,000            25,677
   5.84%, 12/01/2036                                1,000,000         1,007,300
Massachusetts Housing Finance Agency
   5.27%, 12/01/2013                                1,295,000         1,308,209
   5.50%, 07/01/2013                                  370,000           389,240
   5.54%, 12/01/2025                                3,210,000         3,202,296
                                                                 --------------
                                                                      5,932,722
                                                                 --------------
Michigan - 0.31%
Michigan State Housing Development Authority
   2.36%, 06/01/2034 (b)                            2,000,000         2,000,000
                                                                 --------------
Minnesota - 0.21%
St Paul Housing & Redevelopment Authority
   4.62%, 09/01/2009                                  250,000           247,577
   5.14%, 09/01/2013                                1,150,000         1,137,626
                                                                 --------------
                                                                      1,385,203
                                                                 --------------
Mississippi - 0.06%
Mississippi Development Bank Special Obligation
   5.00%, 06/01/2014                                  395,000           390,963
                                                                 --------------

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                 Principal
                                                   Amount             Value
                                                   ------             -----
Missouri - 0.14%
Missouri Housing Development Commission
   4.00%, 09/01/2023                           $      510,000    $      527,483
   4.15%, 09/25/2025                                  395,019           391,752
   6.00%, 03/01/2032                                   15,000            15,760
                                                                 --------------
                                                                        934,995
                                                                 --------------
Nevada - 0.88%
City of Las Vegas
   3.09%, 04/01/2030 (b)                              500,000           500,000
Nevada Housing Division
   3.83%, 10/01/2013                                1,905,000         1,860,823
   4.00%, 04/01/2007                                  150,000           148,077
   4.05%, 04/01/2031 (b)                              585,000           585,000
   4.10%, 10/01/2026 (a)(b)                         1,175,000         1,175,000
   5.11%, 04/01/2017                                  235,000           231,414
   5.41%, 10/01/2014                                1,060,000         1,074,310
   5.70%, 10/01/2006                                  170,000           170,313
                                                                 --------------
                                                                      5,744,937
                                                                 --------------
New Jersey - 1.33%
City of Elizabeth
   7.00%, 08/01/2010                                  115,000           115,673
   7.18%, 08/01/2013                                  125,000           125,740
New Jersey St Housing & Mortgage
  Finance Agency
   1.70%, 11/01/2047 (b)                            5,000,000         5,000,000
   2.72%, 11/01/2039 (b)                            1,450,000         1,450,000
   2.849%, 10/01/2023 (b)                             700,000           700,000
   8.07%, 05/01/2016                                1,260,000         1,296,716
                                                                 --------------
                                                                      8,688,129
                                                                 --------------

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                 Principal
                                                   Amount             Value
                                                   ------             -----
New Mexico - 0.34%
New Mexico Mortgage Finance Authority
   4.16%, 03/01/2009                           $      130,000    $      127,105
   4.625%, 03/01/2013                                 475,000           472,264
   7.58%, 09/01/2027                                1,570,000         1,642,330
                                                                 --------------
                                                                      2,241,699
                                                                 --------------
New York - 0.69%
City of Binghamton
   7.00%, 08/01/2010                                   90,000            90,358
   7.18%, 08/01/2013                                  140,000           140,605
New York City Housing Development Corp.
   4.25%, 11/01/2009                                1,050,000         1,025,241
   4.43%, 11/01/2010                                1,120,000         1,093,904
   4.66%, 11/01/2010                                2,000,000         1,968,940
New York State Housing Finance Agency
   8.11%, 11/15/2038                                  170,000           179,943
                                                                 --------------
                                                                      4,498,991
                                                                 --------------
North Carolina - 0.02%
North Carolina Housing Finance Agency
   4.90%, 01/01/2024                                  145,000           145,052
                                                                 --------------
Ohio - 0.34%
County of Cuyahoga
   4.25%, 06/01/2011                                  870,000           842,256
   5.10%, 06/01/2018                                  730,000           716,130
Ohio Housing Finance Agency
   2.46%, 09/01/2033 to 09/01/2035 (b)                640,000           640,000
                                                                 --------------
                                                                      2,198,386
                                                                 --------------
Oregon - 0.34%
City of Portland
   4.10%, 06/01/2008                                  360,000           353,822
   4.15%, 12/15/2024 (b)                              600,000           600,000

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                 Principal
                                                   Amount             Value
                                                   ------             -----
   4.30%, 06/01/2011 to 06/01/2012             $      705,000    $      678,558
   4.35%, 06/01/2013                                  320,000           305,021
   4.45%, 06/01/2014                                  300,000           285,705
                                                                 --------------
                                                                      2,223,106
                                                                 --------------
Pennsylvania - 2.09%
Allegheny County Redevelopment Authority
   5.00%, 09/01/2013                                1,585,000         1,573,842
Commonwealth Financing Authority
   4.95%, 06/01/2008                                3,000,000         3,001,380
   5.00%, 06/01/2009                                4,170,000         4,175,254
   5.08%, 06/01/2010                                1,080,000         1,082,570
   5.13%, 06/01/2012                                  250,000           250,135
Pennsylvania Housing Finance Agency
   3.00%, 04/01/2035 (b)                            1,000,000         1,000,000
   3.02%, 04/01/2034 (b)                            1,000,000         1,000,000
Quakertown General Authority
   6.05%, 07/20/2017                                  785,000           836,810
York County Industrial Development Authority
   6.70%, 10/01/2012                                  700,000           743,288
                                                                 --------------
                                                                     13,663,279
                                                                 --------------
Rhode Island - 0.09%
Rhode Island Housing & Mortgage Finance Corp.
   5.29%, 10/01/2018                                  575,000           573,896
                                                                 --------------
South Dakota - 0.24%
South Dakota Housing Development Authority
   3.00%, 05/01/2032 (b)                            1,550,000         1,550,000
                                                                 --------------
Tennessee - 0.04%
Tennessee Housing Development Agency
   2.80%, 01/01/2007                                  250,000           247,672
                                                                 --------------

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                 Principal
                                                   Amount             Value
                                                   ------             -----
Texas - 4.08%
Bexar County Housing Finance Corp.
   5.50%, 02/20/2009                           $      240,000    $      242,040
Hidalgo Willacy Housing Finance Corp.
   3.14%, 01/01/2039 (a)(b)                         3,600,000         3,600,000
Tarrant County Housing Finance Corp.
   4.50%, 12/01/2005                                   70,000            70,000
Texas Department of Housing & Community Affairs
   4.25%, 09/01/2019 (b)                            1,100,000         1,100,000
   7.01%, 09/01/2026                                8,455,000         9,008,295
Texas Public Finance Authority
   2.125%, 12/15/2005                               5,775,000         5,772,445
   2.625%, 06/15/2006                               5,000,000         4,947,250
   2.875%, 12/15/2006                                 700,000           687,526
   3.125%, 06/15/2007                               1,225,000         1,196,507
                                                                 --------------
                                                                     26,624,063
                                                                 --------------
Utah - 3.42%
Utah Housing Corp.
   3.36%, 07/01/2014                                2,795,000         2,699,718
   3.39%, 07/01/2014                                1,960,000         1,952,140
   3.48%, 07/01/2014                                1,940,000         1,920,096
   3.52%, 07/01/2014                                1,785,000         1,783,983
   4.04%, 07/01/2015                                3,150,000         3,132,927
   4.55%, 07/01/2015                                1,600,000         1,590,144
   4.78%, 07/01/2015                                2,000,000         1,986,260
   4.87%, 07/20/2014                                  170,000           169,872
   5.26%, 07/20/2018                                  710,000           723,107
   6.10%, 07/20/2028                                4,250,000         4,476,228
   6.21%, 07/20/2018                                1,060,000         1,122,317
   6.25%, 07/20/2018                                  770,000           802,864
                                                                 --------------
                                                                     22,359,656
                                                                 --------------
Virginia - 5.68%
Virginia Housing Development Authority
   4.40%, 09/01/2012                                2,850,000         2,743,524
   4.82%, 03/01/2016                                1,280,000         1,240,678
   4.84%, 12/01/2013                                1,045,000         1,028,688

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                 Principal
                                                   Amount             Value
                                                   ------             -----
   4.89%, 12/01/2014                           $    2,955,000    $    2,908,577
   5.00%, 12/25/2032                                3,634,216         3,493,390
   5.07%, 03/01/2023                                3,880,000         3,652,283
   5.35%, 12/01/2019                                4,845,000         4,848,101
   5.50%, 12/01/2020 to 06/25/2034                 13,664,109        13,469,717
   6.00%, 05/01/2013                                1,000,000         1,033,420
   6.50%, 06/25/2032                                2,085,780         2,135,317
   6.75%, 03/01/2010                                  500,000           530,065
                                                                 --------------
                                                                     37,083,760
                                                                 --------------
Washington - 1.21%
State of Washington
   3.40%, 07/01/2007                                1,000,000           980,200
   4.40%, 07/01/2009                                2,000,000         1,976,540
Washington State Housing Finance Commission
   4.10%, 06/15/2037 (b)                            1,625,000         1,625,000
   4.24%, 09/15/2037 (b)                              700,000           700,000
   6.03%, 01/01/2020                                  760,000           788,378
   6.70%, 07/15/2018                                1,755,000         1,855,913
                                                                 --------------
                                                                      7,926,031
                                                                 --------------

TOTAL MUNICIPAL BONDS (Cost $214,985,707)                        $  214,222,542
                                                                 --------------

                                                   Shares
                                                   ------
MISCELLANEOUS INVESTMENTS - 3.81%
Miscellaneous Investment - 3.81%
Asset Management Fund Shares Ultra
  Short Portfolio                                   1,621,903        15,797,337
CRF Affordable Housing, 5.50%, 04/25/2035 (a)       8,665,510         8,602,295
CRF-17 LLC Notes, 2.77%, 07/01/2010 (a)               462,731           460,417
                                                                 --------------
                                                                     24,860,049
                                                                 --------------

TOTAL MISCELLANEOUS INVESTMENTS (Cost $25,111,401)               $   24,860,049
                                                                 --------------

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                   November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                 Principal
                                                   Amount             Value
                                                   ------             -----
SHORT TERM INVESTMENTS - 4.71%
Certificate of Deposit - 0.06%
Delta Southern Credit Union
   3.25%, 10/31/2006                           $      100,000    $      100,000
Hope Community Credit Union
   4.00%, 09/12/2006                                  100,000           100,000
Liberty Bank Credit Union
   2.50%, 10/28/2006                                  100,000           100,000
Self Help Credit Union
   3.85%, 07/04/2006                                  100,000           100,000
                                                                 --------------
                                                                        400,000
                                                                 --------------

                                                   Shares
                                                   ------
Money Market Funds - 4.65%
Evergreen Institutional Money Market Fund      $   30,380,345        30,380,345
                                                                 --------------

TOTAL SHORT TERM INVESTMENTS (Cost $30,780,345)                  $   30,780,345
                                                                 --------------

Total Investments (Cost $667,536,277) - 101.04%                  $  659,749,545

Liabilities in Excess of Other Assets, Net (1.04)%                   (6,772,096)
                                                                 --------------
TOTAL NET ASSETS - 100.00%                                       $  652,977,449
                                                                 ==============

The following information for the Funds is presented on an income tax basis as of November 30, 2005:

Cost of Investments                            $  667,536,277
Gross Unrealized Appreciation                       2,451,587
Gross Unrealized Depreciation                     (10,238,319)
                                               --------------
Net Unrealized Gain/Loss                       $   (7,786,732)
                                               ==============

(a) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At November 30, 2005, these securities amounted to $13,837,712, which represents 2.12% of total net assets.

(b) Variable rate securities, the coupon rate shown is the effective interest rate as of November 30, 2005.

(c) Securities for which market quotations are not readily available are valued at fair value determined by the Advisor and compared to inde-pendent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at November 30, 2005 is $33,680,289, which represents 5.16% of total net assets.

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                             STATEMENT OF ASSETS AND LIABILITIES
                                             As of November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at market (identified cost -- $667,536,277)      $  659,749,545
   Cash:                                                                372,176
   Receivables:
      Capital shares sold                                             2,062,398
      Interest and dividends                                          4,385,835
      Prepaid expenses                                                   91,578
                                                                 --------------
Total Assets                                                     $  666,661,532
                                                                 --------------

Liabilities:
   Payables:
      Capital shares payable
                                                                 $        6,736
      Investment securities purchased                                11,860,571
      Distributions payable                                           1,283,671
      Distribution 12b-1 fees                                           133,198
      Advisory fees due to Advisor                                      266,397
      Trustee fees                                                       10,403
      Accrued expenses                                                  123,107
                                                                 --------------
Total Liabilities                                                $   13,684,083
                                                                 --------------

Net Assets                                                       $  652,977,449
                                                                 ==============
Net Assets consist of:
   Paid-In capital                                                  662,158,641
   Undistributed realized loss on investments                        (1,394,460)
   Net unrealized depreciation on investments                        (7,786,732)
                                                                 --------------
Net Assets (Unlimited shares of no par value
  authorized; 62,361,662 shares outstanding)                     $  652,977,449
                                                                 ==============

Net Asset Value and offering price per share
  ($652,977,449 / 62,361,662 shares)                             $        10.47
                                                                 ==============


    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                                         STATEMENT OF OPERATIONS
                    For the Six-Month Period Ended November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Interest
                                                                   $ 15,148,082
   Dividends                                                            160,491
                                                                   ------------
      Total investment income                                      $ 15,308,573
                                                                   ------------

Expenses:
   Investment advisory fees
                                                                   $  1,590,257
   Distribution fees                                                    795,129
   Accounting and administration fees                                   190,361
   Custodian fees                                                        39,327
   Insurance expense                                                     37,101
   Interest expense                                                       6,532
   Officers' compensation fees                                           17,548
   Printing expense                                                       6,017
   Professional fees                                                    142,890
   Registration and filing expenses                                      26,121
   Trustee fees                                                          71,194
   Other                                                                 43,620
                                                                   ------------
      Total net expenses                                           $  2,966,097
                                                                   ------------

   Net investment income
                                                                   $ 12,342,476
                                                                   ------------
Realized and unrealized gain/(loss)on investments:
   Net realized loss on investments                                    (831,234)
   Net change in unrealized appreciation/
     (depreciation) on investments                                  (16,197,402)
                                                                   ------------
Net decrease in net assets resulting from operations                (17,028,636)
                                                                   ------------
                                                                   $ (4,686,160)
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                              STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       For the
                                                                      Six-Month
                                                                       Period            For the
                                                                        Ended          Fiscal Year
                                                                  November 30, 2005       Ended
                                                                     (Unaudited)       May 31, 2005
                                                                   --------------     --------------
Increase in Net Assets
Operations:
   Net investment income                                           $   12,342,476     $   19,792,916
   Net realized loss on investments                                      (831,234)          (403,933)
   Net change in unrealized appreciation/(depreciation)
     on investments                                                   (16,197,402)        13,189,302
                                                                   --------------     --------------
Net increase/(decrease) in net assets resulting from operations        (4,686,160)        32,578,285
                                                                   --------------     --------------
Distributions to shareholders from:
   Net investment income                                              (12,352,476)       (19,782,916)
                                                                   --------------     --------------
Total distributions                                                   (12,352,476)       (19,782,916)
                                                                   --------------     --------------
Capital share transactions:
   Shares sold                                                         53,020,859        140,653,816
   Shares reinvested                                                    5,008,006          8,521,125
   Shares redeemed                                                     (7,998,335)        (8,743,297)
                                                                   --------------     --------------
Increase in net assets from capital share transactions                 50,030,530        140,431,644
                                                                   --------------     --------------
Increase in net assets                                                 32,991,894        153,227,013
                                                                   --------------     --------------
Net Assets:
   Beginning of period                                                619,985,555        466,758,542
                                                                   --------------     --------------
   End of period                                                   $  652,977,449     $  619,985,555
                                                                   ==============     ==============
      Undistributed net investment income                          $           --     $       10,000
                                                                   --------------     --------------

Share Transactions:
   Shares sold                                                          5,002,131         13,170,189
   Shares reinvested                                                      472,196            798,537
   Redeemed                                                              (759,264)          (818,306)
                                                                   --------------     --------------
Increase in shares                                                      4,715,063         13,150,420
Shares outstanding at beginning of period                              57,646,599         44,496,179
                                                                   --------------     --------------
Shares outstanding at end of period                                    62,361,662         57,646,599
                                                                   ==============     ==============

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                                            FINANCIAL HIGHLIGHTS
                 Per Share Data (For a Share Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                For the
                               Six-Month
                              Period Ended      For the         For the         For the         For the         For the
                              November 30,    Fiscal Year     Fiscal Year     Fiscal Year     Fiscal Year     Fiscal Year
                                  2005           Ended           Ended           Ended           Ended           Ended
                               (Unaudited)    May 31, 2005    May 31, 2004    May 31, 2003    May 31, 2002    May 31, 2001
                               ----------      ----------      ----------      ----------      ----------      ----------
Net Asset Value,
Beginning of Period            $    10.75      $    10.49      $    11.14      $    10.39      $    10.24      $     9.77
                               ----------      ----------      ----------      ----------      ----------      ----------
Investment Operations:
   Net investment income(a)          0.21            0.39            0.39            0.48            0.53            0.58
   Net realized and
     unrealized gain/(loss)
     on investments                 (0.28)           0.26           (0.56)           0.75            0.19            0.47
                               ----------      ----------      ----------      ----------      ----------      ----------
Total from investment
   operations                       (0.07)           0.65           (0.17)           1.23            0.72            1.05
                               ----------      ----------      ----------      ----------      ----------      ----------
Distributions from:
   Net investment income            (0.21)          (0.39)          (0.39)          (0.48)          (0.53)          (0.58)
   Realized capital gains              --              --           (0.09)             --           (0.04)             --
                               ----------      ----------      ----------      ----------      ----------      ----------
Total distributions                 (0.21)          (0.39)          (0.48)          (0.48)          (0.57)          (0.58)
                               ----------      ----------      ----------      ----------      ----------      ----------
Net Asset Value, End of
   Period                      $    10.47      $    10.75      $    10.49      $    11.14      $    10.39      $    10.24
                               ==========      ==========      ==========      ==========      ==========      ==========

Total Return                      (0.70)%(b)        6.25%          (1.61)%         12.11%           7.12%          10.96%

Ratios/Supplemental Data
Net assets, end of
  period (in 000's)            $  652,977      $  619,986      $  466,759      $  308,092      $  171,193      $   44,116
Ratio of expenses to
  average net assets:
   Before advisory fee
     waiver                         0.93%(c)        0.96%           0.99%           1.02%           1.25%           2.34%
   After advisory fee
     waiver                         0.93%(c)        0.96%           0.99%           1.00%           1.00%           1.00%
Ratio of net investment
  income to average net
     assets:
   Before advisory fee
     waiver                         3.88%(c)        3.66%           3.65%           4.48%           5.04%           4.84%
   After advisory fee
     waiver                         3.88%(c)        3.66%           3.65%           4.50%           5.29%           6.18%
Portfolio turnover rate            30.96%          51.62%          54.04%          70.60%         104.65%          59.32%

(a)   Based on the average daily number of shares outstanding during the year.

(b)   Aggregate total return, not annualized.

(c)   Ratios have been annualized.

   The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

Note 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Community Reinvestment Act Qualified Investment Fund (the "Fund") was organized as a Delaware business trust on January 15, 1999. The Fund is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment company. The Fund is a non-diversified fund. The Fund is organized to offer a single class of shares of beneficial interest. CRAFund Advisors, Inc., (the "Advisor") is the Fund's investment adviser. The Fund commenced investment operations on August 30, 1999.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources. Short-term obligations having a remaining maturity of 60 days or less are valued at amortized cost or original cost plus accrued interest, which the Board of Trustees believes represents fair market value. Discounts and premiums on debt securities are amortized to income over their prospective lives, using the interest method. The Advisor has determined that all investments held by the Fund are liquid.

Mortgage Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities ("TBAs"). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on the statement of net assets on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Repurchase Agreements. The Fund may invest in repurchase agreements from broker-dealers, banks and other financial institutions, provided that the Fund's custodian always has possession of the securities serving as collateral for the repurchase agreements or has proper evidence of book entry receipt of the securities. In a repurchase agreement, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements entered into by the Fund must be collateralized by U.S. Government securities, the market values of which equal or exceed 102% of the principal amount of the Fund's investment. At November 30, 2005, the Fund had no repurchase agreements outstanding.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis. The Fund is considered non-diversified due to significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage backed securities, FHA Project Loans and certain state municipal bonds. Investments in these issues could represent a concentration of credit risk.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                   November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

Distributions to Shareholders. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2 - CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the six-month period ended November 30, 2005 were as follows:

                                           Shares               Amount
                                        -------------       -------------
      Shares sold ................          5,002,131       $  53,020,859
      Shares reinvested ..........            472,196           5,008,006
      Redeemed ...................           (759,264)         (7,998,335)
                                        -------------       -------------
      Net Increase ...............          4,715,063       $  50,030,530
                                        =============       =============


Transactions in shares of the Fund for the fiscal year ended May 31, 2005 were as follows:

                                           Shares               Amount
                                        -------------       -------------
      Shares sold ................         13,170,189       $ 140,653,816
      Shares reinvested ..........            798,537           8,521,125
      Redeemed ...................           (818,306)         (8,743,297)
                                        -------------       -------------
      Net Increase ...............         13,150,420       $ 140,431,644
                                        =============       =============

Note 3 -- INVESTMENT TRANSACTIONS

The aggregate purchases and sales of investments, excluding short-term investments, by the Fund for the six-month period ended November 30, 2005, were as follows:

      Purchases:
         U.S. Government .........................          $          --
         Other ...................................            202,633,956
      Sales:
         U.S. Government .........................                     --
         Other ...................................            193,837,679

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                   November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

Cost of securities for tax purposes is substantially the same as for financial reporting purposes.

At November 30, 2005, gross unrealized appreciation/(depreciation) of investments for tax purposes were as follows:

      Appreciation .................................         $  2,451,587
      Depreciation .................................          (10,238,319)
                                                             ------------
      Net depreciation on investments ..............         $ (7,786,732)
                                                             ============

Note 4 - ADVISORY AND DISTRIBUTION FEES

The Fund has entered into an Advisory Agreement with CRAFund Advisors, Inc., a registered investment advisor, to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.50% as applied to the Funds' daily net assets. For the six-month period ended November 30, 2005, the Advisor received advisory fees of $1,590,257.

The Fund has adopted a distribution plan (the "Plan"), pursuant to Rule 12b-1 under the Act which permits the Fund to pay certain expenses associated with the distribution of its shares. The Plan provides that the Fund will pay the distributor annual fees of up to 0.25% of the Fund's average daily net assets for distribution and other services and the assumption of related expenses. For the six-month period ended November 30, 2005, the Fund incurred distribution expenses of $795,129.

For the year ending May 31, 2006, the Advisor has contractually agreed to waive fees and reimburse expenses to the extent total annualized expenses exceed 1.00% of the Fund's average daily net assets. For the six-month period ended November 30, 2005, the Fund incurred no expenses (other than advisory fees) reimbursable by the Advisor.

The President and Treasurer of the Fund are affiliated with the Advisor.

Note 5 - DISTRIBUTIONS TO SHAREHOLDERS

The tax character of dividends (other than return of capital dividends for the year) for each fiscal year indicated were as follows:

                                     Six-Month
                                    Period Ended     Fiscal Year Ended  Fiscal Year Ended
                                 November 30, 2005*    May 31, 2005       May 31, 2004
                                    ------------       ------------       ------------
Distributions paid from:
   Ordinary income ...........      $ 12,352,476       $ 19,782,916       $ 13,667,870
   Long-term capital gain ....                --                 --          3,157,348
                                    ------------       ------------       ------------
Total Distributions ..........      $ 12,352,476       $ 19,782,916       $ 16,825,218
                                    ============       ============       ============

* Tax information for the six-month period ended November 30, 2005, is an estimate and the tax character of the dividends and distributions may be redesignated at the Fund's fiscal year end.

The Fund's tax-basis capital gains and losses are determined only at the end of each fiscal year.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                   November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

As of May 31, 2005, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income .............      $    10,000
      Undistributed capital gain/(loss), net ....         (563,226)
      Unrealized appreciation/(depreciation), net        8,410,670
                                                       -----------
         Distributable Earnings, net ............      $ 7,857,444
                                                       ===========

For tax purposes, for the year ended May 31, 2005, the Fund distributed $19,782,916 of ordinary income and the Fund had tax basis capital losses of $403,933 available to offset future net capital gains through May 31, 2013.

The Fund will use the capital losses to offset net taxable capital gains, if any, realized during the year ending May 31, 2006; should the Fund realize net capital losses in fiscal 2006 the losses will be carried forward and available for future years.

Note 6 - PROXY POLICIES & N-Q FILINGS

Proxy Policies

A description of the policies and procedures that The Community Reinvestment Act Qualified Investment Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolios securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filings

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund's Form N-Qs are available on the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in Semi-Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

      a. The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

      b. There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Community Reinvestment Act Qualified Investment Fund
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By (Signature and Title) /s/ David K. Downes
                         -------------------------------------------------------
                             David K. Downes, President

Date
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By (Signature and Title) /s/ Paul Giorgio
                         -------------------------------------------------------
                             Paul Giorgio, Treasurer

Date
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ David K. Downes
                         -------------------------------------------------------
                             David K. Downes, President

Date
    ----------------------------------------------------------------------------

By (Signature and Title) /s/ Paul Giorgio
                         -------------------------------------------------------
                             Paul Giorgio, Treasurer

Date
     -----------------